Litigations	6 Months Ended
Jun. 30, 2021
Litigations
Litigations
23.	Litigations

a) Provision for legal proceedings

The Company has considered all information available to assess the likelihood of an outflow of resources and in the preparation on the estimate of the costs that may be required to settle the obligations. The main litigations refer to:

Tax litigations - Mainly refers to the lawsuit filed in 2011 by Valepar (merged by Vale) seeking the right to exclude the amount of dividends received in the form of interest on stockholders’ equity (“JCP”) from the PIS and COFINS tax base. The amount reserved for this proceeding as at June 30, 2021 is US$442 (US$423 as at December 31,2020). This proceeding is guaranteed by a judicial deposit in the amount of US$509 recorded at June 30, 2021 (US$487 as at December 31,2020).

Civil litigations - Refers to lawsuits for: (i) indemnities for losses, payments and contractual fines due to contractual imbalance or non-compliance that are alleged by suppliers, and (ii) land claims referring to real estate Vale's operational activities.

Labor litigations - Refers to lawsuits for individual claims by in-house employees and service providers, primarily involving demands for additional compensation for overtime work, moral damages or health and safety conditions.

Environmental litigations - Refers mainly to proceedings for environmental damages and issues related to environmental licensing.

				Environmental	Total of
	Tax litigation	Civil litigation	Labor litigation	litigation	litigation provision
Balance at December 31, 2020	485	260	335	11	1,091
Additions and reversals, net	(2)	(1)	46	1	44
Payments	—	(15)	(29)	(4)	(48)
Indexation and interest	3	10	23	—	36
Translation adjustment	19	11	17	—	47
Acquisition of NLC (note 12)	—	1	5	—	6
Balance at June 30, 2021	505	266	397	8	1,176
Current liabilities	9	17	76	—	102
Non-current liabilities	496	249	321	8	1,074
	505	266	397	8	1,176

				Environmental	Total of
	Tax litigation	Civil litigation	Labor litigation	litigation	litigation provision
Balance at December 31, 2019	696	300	455	11	1,462
Additions and reversals, net	19	28	14	2	63
Payments	(10)	(11)	(34)	—	(55)
Indexation and interest	13	16	13	—	42
Translation adjustment	(168)	(77)	(120)	(3)	(368)
Balance at June 30, 2020	550	256	328	10	1,144
Current liabilities	7	14	63	—	84
Non-current liabilities	543	242	265	10	1,060
	550	256	328	10	1,144

b) Contingent liabilities

The main contingent liabilities, updated by applicable interest rates, for which the likelihood of loss is not considered remote are presented by nature as follows:

	June 30, 2021	December 31, 2020
Tax litigations	8,166	6,911
Civil litigations	1,644	1,348
Labor litigations	572	563
Environmental litigations	1,006	907
Total	11,388	9,729

The contingent liabilities related to the Brumadinho event and Samarco are not presented above. Further information is presented in notes 20 and 21.

As reported in the annual financial statements for 2020, the Company is party in several actions and the main updates on contingent liabilities since then, are discussed as follows:

(b.i) Assessments regarding the disallowance of JCP:

In February 2021 Vale was assessed for collection of corporate income tax (IRPJ, CSLL) and penalties regarding the disallowance of the JCP expenses deducted from the 2017 taxable income, in the amount of US$685 (R$3,426 million). There was also a reduction in tax losses, with the corresponding tax impact of US$140 (R$698 million) in June 30,2021. The Company had filed an administrative appeal and a decision is pending. As at June 30,2021, the likelihood of loss is possible.

(b.ii) Proceeding related to income tax paid abroad:

In March 2021, Vale was assessed for the collection of US$434 (R$2,171 million) due to the disregard of taxes paid abroad that were offset by the IRPJ debt in 2016. Tax authorities allege the Company has failed to comply with the applicable rules relating to the offset, in Brazil, of income taxes paid abroad. The Company had filed an administrative appeal and a decision is pending. As at June 30, 2021, the likelihood of loss is possible.

c)	Judicial deposits

	June 30, 2021	December 31, 2020
Tax litigations	1,052	988
Civil litigations	83	85
Labor litigations	168	177
Environmental litigations	23	18
Total	1,326	1,268

d) Guarantees contracted for legal proceedings

In addition to the above-mentioned tax, civil, labor and environmental judicial deposits, the Company contracted US$2.4 billion (R$11.8 billion) in guarantees for its lawsuits.

e) ICMS included in PIS and COFINS computation tax base

Vale has been discussing the issue regarding the exclusion of ICMS in PIS and COFINS tax basis in two judicial proceedings filed before March 2017. In one of the proceedings includes refers to the taxable events from March 2012 onwards and has a definitive favorable decision (res judicata). This proceeding gave rise to the recognition of a gain in the amount of US$63 (R$ 313 million) in the income statement for the year ended December 31, 2020. This amount was calculated based on the thesis that the collected ICMS was supposed to be excluded from the contribution basis. With the definition of the subject by Federal Supreme Court in the leading case (RE 574.706), which is binding to all taxpayers and has determined that the ICMS amount to be excluded shall be the amount stated in the invoices, the Company recognized an additional gain of US$29 (R$146 million) for the three-month period ended June 30, 2021.

The other proceeding, which covers the taxable events occurred between December 2001 and February 2012, resulted in a gain of US$162 (R$808 million) for the three-month period ended June 30, 2021, due to the favorable decision to the Company, which is consistent to the recent decision of the Federal Supreme Court on the leading case with wider repercussion to all taxpayers.